Financial assets at amortized cost - Summary of Loans and Advances to Financial Institutions (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Loans and advances to banks	$ 58,268,412	$ 33,647,488
Gross carrying amount
Disclosure of financial assets [line items]
Loans and advances to banks	60,235,154	35,782,959
Allowances for ECL
Disclosure of financial assets [line items]
Loans and advances to banks	$ (1,966,742)	$ (2,135,471)